Business Combination (Details 2)	12 Months Ended
Dec. 31, 2017 USD ($)
Subscriber relationships [Member]
Business Acquisition [Line Items]
Total acquired assets, Estimated Fair Value	$ 1,940,000
Estimated Useful Life in Years	3 years
Trade names, trademarks, product names, URLs [Member]
Business Acquisition [Line Items]
Total acquired assets, Estimated Fair Value	$ 1,000,000
Estimated Useful Life in Years	5 years
Internally developed software [Member]
Business Acquisition [Line Items]
Total acquired assets, Estimated Fair Value	$ 730,000
Estimated Useful Life in Years	5 years
Lead pool [Member]
Business Acquisition [Line Items]
Total acquired assets, Estimated Fair Value	$ 282,000
Estimated Useful Life in Years	2 years